Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	1,131,373,214.58	39,302
Yield Supplement Overcollateralization Amount 03/31/24	100,869,118.39	0
Receivables Balance 03/31/24	1,232,242,332.97	39,302
Principal Payments	38,265,345.37	600
Defaulted Receivables	1,183,586.60	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	96,160,433.77	0
Pool Balance at 04/30/24	1,096,632,967.23	38,675

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.77%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	8,463,822.30	257
Past Due 61-90 days	2,025,215.53	66
Past Due 91-120 days	500,816.90	26
Past Due 121+ days	0.00	0
Total	10,989,854.73	349

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	464,364.30
Aggregate Net Losses/(Gains) - April 2024	719,222.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.70%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.00%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	12,611,279.12
Actual Overcollateralization	12,611,279.12
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	58.39

Flow of Funds	$ Amount
Collections	45,569,046.33
Investment Earnings on Cash Accounts	19,851.89
Servicing Fee	(1,026,868.61)
Transfer to Collection Account	-
Available Funds	44,562,029.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,565,557.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,289,455.38
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	12,611,279.12
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,417,750.41

Total Distributions of Available Funds	44,562,029.61

Servicing Fee	1,026,868.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	1,118,362,422.61
Principal Paid	34,340,734.50
Note Balance @ 05/15/24	1,084,021,688.11

Class A-1
Note Balance @ 04/15/24	106,642,422.61
Principal Paid	34,340,734.50
Note Balance @ 05/15/24	72,301,688.11
Note Factor @ 05/15/24	33.7385385%

Class A-2a
Note Balance @ 04/15/24	174,260,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	174,260,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-2b
Note Balance @ 04/15/24	260,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	260,000,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-3
Note Balance @ 04/15/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	434,260,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-4
Note Balance @ 04/15/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	87,890,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	36,870,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	18,440,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,803,544.70
Total Principal Paid	34,340,734.50
Total Paid	39,144,279.20

Class A-1
Coupon	5.51900%
Interest Paid	490,466.28
Principal Paid	34,340,734.50
Total Paid to A-1 Holders	34,831,200.78

Class A-2a
Coupon	5.05000%
Interest Paid	733,344.17
Principal Paid	0.00
Total Paid to A-2a Holders	733,344.17

Class A-2b
SOFR Rate	5.33002%
Coupon	5.67002%
Interest Paid	1,228,504.33
Principal Paid	0.00
Total Paid to A-2b Holders	1,228,504.33

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9179986
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0099301
Total Distribution Amount	31.9279287

A-1 Interest Distribution Amount	2.2886901
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	160.2460779
Total A-1 Distribution Amount	162.5347680

A-2a Interest Distribution Amount	4.2083334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.2083334

A-2b Interest Distribution Amount	4.7250167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7250167

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	95.79
Noteholders' Third Priority Principal Distributable Amount	536.97
Noteholders' Principal Distributable Amount	367.24

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	3,072,738.16
Investment Earnings	13,244.46
Investment Earnings Paid	(13,244.46)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16